Financial Risk Management	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Financial Risk Management

24. Financial Risk Management

The Group’s activities expose it to a variety of financial risks, including market risk, liquidity risk and credit risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group makes use of derivative financial instruments such as interest rate swaps to moderate certain risk exposures.

Market risk

Interest rate risk: The Group is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding. Significant increases in interest rates could adversely affect the Group’s results of operations and its ability to service its debt. The Group uses interest rate swaps to reduce its exposure to market risk from changes in interest rates. The principal objective of these contracts is to minimize risks associated with its floating rate debt and not for speculative or trading purposes. As of December 31, 2019, the Group has economically hedged 44.22% of its variable rate interest exposure relating to its existing loan facilities and the bonds by swapping the variable rate to a fixed rate (December 31, 2018: 47.92%).

The aggregate principal amount of our outstanding floating rate debt as of December 31, 2019 was $1,600,408. As an indication of the extent of our sensitivity to interest rate changes, an increase in LIBOR of 10 basis points would increase the interest expense on the un-hedged portion of the Group’s loans by approximately $1,530 (December 31, 2018: $1,395 and December 31, 2017: $1,264).

Interest rate sensitivity analysis: The fair value of the interest rate swaps as of December 31, 2019 was estimated as a net liability of $49,873 (December 31, 2018: net asset of $5,992).

The interest rate swap agreements described below are subject to market risk as they are recorded at fair value in the statement of financial position at year end. The fair value of interest rate swap liabilities increases when interest rates decrease and decreases when interest rates increase. As of December 31, 2019, if interest rates had increased or decreased by 10 basis points with all other variables held constant, the positive/(negative) impact, respectively, on the fair value of the interest rate swaps would have amounted to $6,285  (December 31, 2018: $7,351 and December 31, 2017: $4,416) affecting loss/(gain) on swaps in the respective periods.

Other price risk: The decrease in the fair value of Egypt LNG Shipping Ltd., in response to unfavorable market conditions resulting in a decrease in charter rates and vessel values, could negatively impact the value of the Group’s investment in associate. Therefore, management might conclude that impairment is necessary in the future.

Currency risk: Currency risk is the risk that the value of financial instruments and/or the cost of commercial transactions will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s subsidiaries’ functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to general and crew costs denominated in EUR. Specifically, for the year ended December 31, 2019, approximately $113,804 of the operating and administrative expenses were denominated in EUR (December 31, 2018: $116,252 and December 31, 2017: $87,400). As of December 31, 2019, approximately $27,766 of the Group’s outstanding trade payables and accruals were denominated in EUR (December 31, 2018: $21,177).

The Group has entered into CCSs (Note 26) to hedge its currency exposure from the NOK 2021 Bonds, the NOK 2024 Bonds and forward foreign exchange contracts to hedge its currency exposure from payments in EUR, GBP, SGD and JPY. In addition, management monitors exchange rate fluctuations on a continuous basis. As an indication of the extent of the Group’s sensitivity to changes in exchange rate, a 10% increase in the average EUR/USD exchange rate would have decreased the Group’s profit and cash flows during the year ended December 31, 2019 by $11,380, based upon its expenses during the year (December 31, 2018: $11,625 and December 31, 2017: $8,740).

Interest rate risk on NOK 2024 Bonds (cash flow hedge): The Group uses approved instruments such as CCSs, in order to reduce the variability of the cash flows associated with the functional currency equivalent interest and principal of the NOK 2024 Bonds as well as changes in the cash flows associated with changes in the currency rates and is therefore exposed to the following interest rate benchmarks within its hedge accounting relationship, which are subject to interest rate benchmark reform: USD LIBOR and NIBOR (collectively “IBORs”).

The Group has closely monitored the market and the output from the various industry working groups managing the transition to new benchmark interest rates. This includes announcements made by LIBOR regulators (including the Financial Conduct Authority (“FCA”) and the US Commodity Futures Trading Commission) regarding the transition away from IBORs to the Secured Overnight Financing Rate (“SOFR”) and the Norwegian Overnight Weighted Average (“NOWA”) respectively. The FCA has made clear that, at the end of 2021, it will no longer seek to persuade or compel banks to submit LIBOR estimates.

The Group believes that all areas potentially impacted (including borrowings, derivative financial instruments etc.) have been identified.

The Group’s NOK 2024 Bonds agreement includes fall back provisions for a case of cessation of the referenced benchmark interest rate. Specifically, it states that in the case that the interest rate referenced IBOR is no longer available, the interest rate will be set by the bond trustee in consultation with the issuer to: (i) any relevant replacement reference rate generally accepted in the market; or (ii) such interest rate that best reflects the interest rate for deposits in the bond currency offered for the relevant interest period. In each case, if any such rate is below zero, the reference rate will be deemed to be zero.

For the Group’s CCSs, the International Swaps and Derivatives Association’s (“ISDA”) fall back clauses were made available at the end of 2019. These clauses or similar language has been inserted into a number of ISDA agreements across the Group and all outstanding agreements will be considered on a case by case basis with its counterparty.

Below are details of the hedging instruments and hedged item in scope of the IFRS 9/IAS 39 amendments due to interest rate benchmark reform, by hedge type. The terms of the hedged item match those of the corresponding hedging instruments.

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

The Group will continue to apply the amendments to IFRS 9/IAS 39 until the uncertainty arising from the interest rate benchmark reforms with respect to the timing and the amount of the underlying cash flows that the Group is exposed ends. The Group has assumed that this uncertainty will not end until the Group’s contracts that reference IBORs are amended to specify the date on which the interest rate benchmark will be replaced, the cash flows of the alternative benchmark rate and relevant spread adjustment.

Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and liabilities does not match. An unmatched position potentially enhances profitability, but can also increase the risk of losses. The Group minimizes liquidity risk by maintaining sufficient cash and cash equivalents and by having available adequate amounts of undrawn credit facilities.

The following tables detail the Group’s expected cash flows for its non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. Variable future interest payments were determined based on an average LIBOR plus the margins applicable to the Group’s loans at the end of each year presented.

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2018
Trade and other accounts payable		$11,627	58	205	—	—	11,890
Amounts due to related parties		169	—	—	—	—	169
Other payables and accruals*		31,835	52,782	2,200	—	—	86,817
Other non-current liabilities*		—	—	—	637	1,059	1,696
Variable interest loans	4.68%	44,041	37,047	531,292	1,624,313	706,009	2,942,702
Bonds		—	7,526	22,513	397,366	—	427,405
Finance lease liability		1,516	2,885	13,448	71,443	217,544	306,836
Total		$89,188	100,298	569,658	2,093,759	924,612	3,777,515
December 31, 2019
Trade and other accounts payable		$24,306	3,203	106	—	—	27,615
Amounts due to related parties		200	—	—	—	—	200
Other payables and accruals*		31,036	49,548	5,210	—	—	85,794
Other non-current liabilities		—	—	—	551	1,174	1,725
Variable interest loans	4.10%	45,591	44,867	208,217	2,004,266	807,894	3,110,835
Bonds		49,233	9,369	28,060	496,780	—	583,442
Lease liabilities		1,738	3,379	14,292	75,823	200,890	296,122
Total		$152,104	110,366	255,885	2,577,420	1,009,958	4,105,733

*Non-financial liabilities are excluded.

The amounts included above for variable interest rate instruments are subject to change if changes in variable interest rates differ from those estimates of interest rates determined at the end of the reporting period.

The following tables detail the Group’s expected cash flows for its derivative financial instruments. The table has been drawn up based on the undiscounted contractual net cash inflows and outflows on derivative instruments that are settled on a net basis. When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the end of the reporting period. The undiscounted contractual cash flows are based on the contractual maturities of the derivatives.

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2018
Interest rate swaps	(161)	(442)	(5,546)	(235)	(2,120)	(8,504)
Cross currency swaps	—	108	407	914	—	1,429
Forward foreign exchange contracts	250	474	715	—	—	1,439
Total	89	140	(4,424)	679	(2,120)	(5,636)
December 31, 2019
Interest rate swaps	7	52	5,364	42,016	5,049	52,488
Cross currency swaps	—	22	(26)	(3,590)	—	(3,594)
Forward foreign exchange contracts	(48)	(101)	(768)	—	—	(917)
Total	(41)	(27)	4,570	38,426	5,049	47,977

Credit risk

Credit risk is the risk that a counterparty will fail to discharge its obligations and cause a financial loss and arises from cash and cash equivalents, short-term investments, favorable derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including trade and other receivables, dividends receivable and other amounts due from related parties. The Group is exposed to credit risk in the event of non-performance by any of its counterparties. To limit this risk, the Group currently deals primarily with financial institutions and customers with high credit ratings.

	As of
	December 31,
	2018	2019
Cash and cash equivalents	342,594	263,747
Short-term investments	25,000	4,500
Trade and other receivables	20,244	24,900
Dividends receivable and other amounts due from related parties	33,395	573
Derivative financial instruments	15,188	4,001

For the year ended December 31, 2019, 70.0% of the Group’s revenue was earned from Shell (December 31, 2018 and December 31, 2017, 74.2% and 92.6%, respectively) and accounts receivable were not collateralized; however, management believes that the credit risk is partially offset by the creditworthiness of the Group’s counterparties. BG Group was acquired by Shell on February 15, 2016. This acquisition does not impact the contractual obligations under the existing charter party agreements. The Group did not experience significant credit losses on its accounts receivable portfolio during the three years ended December 31, 2019. The carrying amount of financial assets recorded in the consolidated financial statements represents the Group’s maximum exposure to credit risk. Management monitors exposure to credit risk, and they believe that there is no substantial credit risk arising from the Group’s counterparties.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies.